Significant Accounting Policies - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue		$ 308,864	$ 321,027	$ 363,205
US [Member]
Disaggregation of Revenue [Line Items]
Revenue	[1]	267,721	282,016	317,605
International [Member]
Disaggregation of Revenue [Line Items]
Revenue		41,143	39,011	45,600
Mobile [Member]
Disaggregation of Revenue [Line Items]
Revenue		232,485	241,915	264,911
Web [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ 76,379	$ 79,112	$ 98,294

[1]	Geographic location is presented as being derived from the U.S. when data is not available